Goodwill and Other Intangibles - Goodwill (Details) - USD ($)		3 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, impairment loss		$ 0
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 28,142,000,000	$ 26,542,000,000
Acquisitions			10,006,000,000	1,616,000,000
Foreign currency translation adjustments			(40,000,000)	(14,000,000)
Other	[1]		(2,000,000)	(2,000,000)
Goodwill, ending balance			38,106,000,000	28,142,000,000
Pharmacy Services Segment
Goodwill [Roll Forward]
Goodwill, beginning balance			21,234,000,000	19,658,000,000
Acquisitions			452,000,000	1,578,000,000
Foreign currency translation adjustments			0	0
Other	[1]		(1,000,000)	(2,000,000)
Goodwill, ending balance			21,685,000,000	21,234,000,000
Retail/LTC Segment
Goodwill [Roll Forward]
Goodwill, beginning balance			6,908,000,000	6,884,000,000
Acquisitions			9,554,000,000	38,000,000
Foreign currency translation adjustments			(40,000,000)	(14,000,000)
Other	[1]		(1,000,000)	0
Goodwill, ending balance			$ 16,421,000,000	$ 6,908,000,000

[1]	“Other” represents immaterial purchase accounting adjustments for acquisitions.